CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	May 31, 2012	May 31, 2011
Current assets
Cash and cash equivalents	$ 3,520,248	$ 4,580,189
Inventories	18,385	6,679
Accounts receivable	633,009	644,642
Tax recoverable	22,755	107,308
Other receivables and deposits	383,443	441,351
Total current assets	4,577,840	5,780,169
Property, plant and equipment, net	2,367,320	2,936,979
Intangible assets, net	1,680,972	1,798,397
Goodwill	610,386	610,386
Available-for-sale investments	315,689	308,734
Amount due from a related company	3,261,155	1,182,200
Total assets	12,813,362	12,616,865
Current liabilities
Deferred income	1,423,566	1,841,152
Accounts payable	715,078	939,932
Accrued expenses and other payables	576,331	422,837
Amount due to a related company	77,128	101,818
Taxes payable	450,700	120,484
Total current liabilities	3,242,803	3,426,223
Deferred tax liabilities	33,604	47,927
Total liabilities	3,276,407	3,474,150
Stockholders' equity
Common stock, US$0.0001 par value , 300,000,000 shares authorized; 282,315,325 shares issued and outstanding, respectively	28,232	28,232
Additional paid in capital	7,726,893	7,726,893
Retained earnings	1,045,811	787,825
Accumulated other comprehensive income	736,019	599,765
Total stockholders' equity	9,536,955	9,142,715
Total liabilities and stockholders' equity	$ 12,813,362	$ 12,616,865